Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent		9.88%	9.26%	5.08%
Performance Inception Date	Dec. 30, 2004
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.77%	4.27%	2.47%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.81%	4.91%	2.76%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.46%	9.46%	4.78%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		15.65%	10.57%	5.86%
Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.77%	10.64%	5.73%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%